Note 21 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2016						December 31, 2015
			Fair value hierarchy
(Dollars in thousands)	Carrying amount	Estimated fair value	Level 1	Level 2	Level 3	Contract amount	Carrying Amount	Estimated fair value	Contract amount
Financial assets:
Cash and cash equivalents	$27,561	27,561	27,561				39,782	39,782
Securities available for sale	78,477	78,477		78,477			111,974	111,974
Loans held for sale	2,009	2,009		2,009			3,779	3,779
Loans receivable, net	551,171	552,395		552,395			463,185	458,539
FHLB stock	770	770		770			691	691
Accrued interest receivable	2,626	2,626		2,626			2,254	2,254
Financial liabilities:
Deposits	592,811	593,297		593,297			559,387	558,731
FHLB advances and other borrowings	7,000	7,018		7,018			9,000	9,000
Accrued interest payable	236	236		236			242	242
Off-balance sheet financial instruments:
Commitments to extend credit	66	66				184,596	36	36	165,949
Commitments to sell loans	(22)	(22)				9,595	(26)	(26)	8,071